Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.16%
Alabama–1.54%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$ 3,500	$ 4,193,915
Alabaster (City of), AL Board of Education; Series 2014 A, GO Wts. (INS - AGM)(b)	5.00%	09/01/2025	1,500	1,677,691
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,815,945
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	75	77,844
Series 2016, RB	5.50%	06/01/2030	2,000	2,133,380
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Ctfs. (INS - SGI)(b)	4.38%	09/01/2025	10	10,035
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	6,701,898
Pell City (City of), AL Special Care Facilities Financing Authority (Noland Health Services, Inc.);
Series 2012, RB(c)	5.00%	12/01/2021	2,250	2,250,000
Series 2016 A, RB(c)(d)	5.00%	12/01/2021	4,850	4,850,000
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(d)	2.00%	10/01/2024	1,500	1,562,988
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(d)(e)	0.97%	04/01/2024	4,875	4,920,340
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(d)(e)	0.70%	04/01/2024	1,625	1,643,298
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	4.50%	05/01/2032	3,252	3,511,122
UAB Medicine Finance Authority; Series 2019, RB	5.00%	09/01/2031	550	706,253
				37,054,709
Arizona–2.50%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank Of America N.A.)(g)(h)	0.01%	01/01/2046	2,000	2,000,000
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,835,236
Arizona (State of) Industrial Development Authority; Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	1,928	2,161,737
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(f)	5.00%	07/01/2039	1,000	1,168,637
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(f)	5.00%	07/01/2037	630	732,936
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2035	2,600	2,726,874
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(f)	5.75%	07/15/2038	1,810	2,099,354
Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,150,188
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,305,549
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,406,932
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB	5.00%	07/01/2037	315	370,251
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	4,088,261
Navajo (Nation of); Series 2015 A, Ref. RB(f)	5.50%	12/01/2030	725	811,985
Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	284,736
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $1,275,244)(i)	5.00%	11/15/2024	1,270	1,292,794
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $2,105,000)(i)	5.25%	11/15/2029	2,105	2,154,575
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,112,225
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	5.75%	07/01/2024	635	680,340
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2027	3,000	3,066,788
Phoenix Civic Improvement Corp.; Series 2019 A, RB	5.00%	07/01/2033	3,500	4,358,590
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(f)	5.38%	06/15/2035	1,360	1,476,151
Series 2017, RB(f)	4.75%	06/15/2037	4,500	4,607,245
Series 2021, RB(f)	4.00%	06/15/2041	740	775,322
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	$ 250	$ 263,274
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.00%	09/01/2026	40	42,873
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.00%	07/01/2033	2,245	2,358,496
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	6,617,917
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(f)	5.50%	10/01/2027	1,245	1,361,616
Series 2017 B, RB(f)	4.00%	10/01/2023	20	20,008
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,070
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(f)	5.00%	07/15/2022	570	578,159
Series 2013 A, Ref. GO Bonds(f)	5.00%	07/15/2023	825	854,180
Series 2013 B, GO Bonds(f)	5.00%	07/15/2023	130	134,598
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,206,382
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,116,658
				60,240,937
Arkansas–0.06%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,517,174
California–10.01%
Adelanto (City of), CA Public Utility Authority;
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	217,067
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	387,415
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	367,679
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	396,733
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	378,611
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	378,989
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	119,786
Bay Area Toll Authority (San Francisco Bay Area); Series 2001 A, RB (SIFMA Municipal Swap Index + 1.25%)(d)(e)	1.30%	04/01/2027	3,000	3,152,793
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(c)(d)	5.00%	09/01/2023	1,000	1,081,805
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	497,987
Series 2020 A, Ref. RB	5.00%	06/01/2033	600	773,579
Series 2020 B-1, Ref. RB	1.75%	06/01/2030	150	150,803
California (State of);
Series 2015, Ref. GO Bonds	5.00%	03/01/2030	5,000	5,709,915
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,976,094
Series 2021, GO Bonds	4.00%	10/01/2035	5,000	6,177,970
Series 2021, GO Bonds	4.00%	10/01/2036	7,500	9,235,144
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	10,000	13,303,889
California (State of) County Tobacco Securitization Agency; Series 2014, Ref. RB	4.00%	06/01/2029	1,435	1,442,459
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,250	2,253,941
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(f)	5.00%	07/01/2040	1,000	1,130,002
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,631,072
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	1,934	2,327,348
Series 2019 A-2, RB	4.00%	03/20/2033	6,793	7,835,458
Series 2021 A, RB	3.25%	08/20/2036	3,500	3,969,672
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	4,952	5,656,927
California (State of) Infrastructure & Eonomic Development Bank (Sustainability Bonds); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.35%)(d)(e)	0.40%	08/01/2024	1,000	1,003,457
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	985,494
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Chevron USA); Series 2010, VRD RB(g)	0.01%	11/01/2035	$ 875	$ 875,000
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	5,000	6,166,163
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(c)(d)	5.00%	01/01/2022	1,230	1,234,871
Series 2011, RB	5.00%	01/01/2028	270	270,917
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,161,785
California (State of) Pollution Control Finance Authority; Series 2012, RB(a)(f)	5.00%	07/01/2027	6,205	6,650,529
California (State of) Public Finance Authority (Enso Village);
Series 2021 B-3, RB(f)	2.13%	11/15/2027	2,140	2,159,759
Series 2021, RB(f)	3.13%	05/15/2029	2,130	2,159,679
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(f)	2.38%	11/15/2028	1,560	1,577,287
Series 2021, RB(f)	5.00%	11/15/2036	1,160	1,365,781
California (State of) Public Finance Authority (Sharp HealthCare); Series 2017 B, VRD RB (LOC - Barclays Bank PLC)(g)(h)	0.01%	08/01/2052	6,100	6,100,000
California (State of) Public Works Board;
Series 2021 B, RB	4.00%	05/01/2036	2,735	3,337,944
Series 2021 B, RB	4.00%	05/01/2037	1,000	1,214,544
Series 2021 B, RB	4.00%	05/01/2038	1,000	1,213,150
Series 2021 B, RB	4.00%	05/01/2039	1,500	1,817,239
California (State of) Public Works Board (California Community Colleges); Series 2004 B, RB	5.50%	06/01/2022	125	125,539
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	450	473,019
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	270	284,416
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	25	25,676
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(f)	5.00%	11/01/2032	1,135	1,358,283
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	4,300	4,868,589
Series 2018 A, RB(f)	5.25%	12/01/2038	1,000	1,225,293
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,466,621
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,266,146
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,181,126
California Statewide Communities Development Authority (Baptist University); Series 2017 A, Ref. RB(f)	3.00%	11/01/2022	430	439,271
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,742,815
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. RB(c)	5.00%	09/01/2023	1,000	1,082,723
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	100	100,495
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	512,381
Fresno Unified School District (Election of 2016); Series 2018 A, GO Bonds(j)	0.00%	08/01/2033	225	164,003
Golden State Tobacco Securitization Corp.;
Series 2005 A, RB(c)(j)	0.00%	06/01/2028	55	51,427
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	4,000	4,882,390
Series 2018 A-1, Ref. RB	5.00%	06/01/2030	4,000	4,928,528
Imperial (County of), CA Local Transportation Authority;
Series 2022 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	3,800	4,624,435
Series 2022 B, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	7,220	8,785,748
Series 2022 C, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	1,100	1,338,756
Series 2022 D, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	2,880	3,504,293
Series 2022 E, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	5,165	6,284,123
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	955	1,074,182
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2022	$ 710	$ 735,515
Series 2013, RB	5.00%	09/02/2023	500	541,624
Lake Elsinore (City of), CA Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,397,599
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,785,683
Lodi (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.25%	10/01/2026	500	507,851
Los Angeles (City of), CA Department of Airports;
Series 2020 C, RB(a)	5.00%	05/15/2039	1,160	1,466,051
Series 2021 A, Ref. RB(a)	5.00%	05/15/2041	7,005	9,003,211
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	2,000	2,483,419
Series 2018 D, Ref. RB(a)	5.00%	05/15/2031	3,000	3,768,381
Series 2019 E, RB	5.00%	05/15/2031	905	1,152,942
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	5,000	5,999,769
Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.00%	10/01/2028	1,595	1,856,356
Murrieta (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.00%	09/01/2023	1,000	1,034,666
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	2,500	2,914,175
Series 2021 B1, Ref. RB	4.00%	06/01/2049	2,000	2,278,285
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,157,548
Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,341,842
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	2,310,366
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	500	586,148
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2022	575	594,837
Series 2012, Ref. RB	5.00%	09/01/2023	450	464,978
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	509,436
River Islands Public Financing Authority; Series 2015, Ref. RB	5.25%	09/01/2034	650	680,846
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	404,288
Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.00%	09/01/2028	500	514,874
Riverside (County of), CA Public Financing Authority (County Facilities);
Series 2012, Ref. RB(c)(d)	5.00%	05/01/2022	250	255,011
Series 2012, Ref. RB(c)(d)	5.00%	05/01/2022	250	255,011
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,595,823
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(c)	6.50%	12/01/2021	600	600,000
Series 2011, RB(c)(d)	6.50%	12/01/2021	2,620	2,620,000
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	557,745
San Diego (County of), CA Regional Airport Authority;
Series 2013 B, RB(a)(c)	5.00%	07/01/2023	700	751,218
Series 2021 B, RB(a)	4.00%	07/01/2041	3,000	3,540,591
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 D, Ref. RB	5.00%	05/01/2030	1,800	2,298,590
Series 2019 E, RB(a)	5.00%	05/01/2035	2,000	2,492,248
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	750	769,829
Series 2013 B, RB	5.00%	08/01/2027	405	415,708
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	3,195	3,209,058
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.00%	11/15/2022	520	541,226
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.00%	09/01/2026	990	1,056,639
Series 2013, RB	5.13%	09/01/2027	1,150	1,226,277
South Gate Utility Authority; Series 2012, RB(c)(d)	5.25%	10/01/2022	500	521,173
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	$ 2,080	$ 2,343,302
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,096,265
Westlands Water District;
Series 2012 A, Ref. RB(c)(d)	5.00%	09/01/2022	20	20,715
Series 2012 A, Ref. RB(c)(d)	5.00%	09/01/2022	100	103,574
Series 2012 A, Ref. RB(c)(d)	5.00%	09/01/2022	80	82,829
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,160,235
				241,640,772
Colorado–2.65%
Arkansas (State of) River Power Authority; Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	3,186,828
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,480	1,621,223
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	434,909
Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	525	552,077
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(f)	5.00%	12/01/2040	1,325	1,462,602
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB(f)	5.00%	12/01/2029	4,000	4,218,869
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	525	558,175
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2020, Ref. VRD RB (LOC - TD Bank N.A.)(g)(h)	0.01%	12/01/2052	19,780	19,780,000
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,665,075
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A, Ref. RB	4.00%	08/01/2037	4,730	5,548,386
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 A, Ref. RB	5.00%	01/01/2034	2,425	3,102,937
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(f)	5.00%	12/01/2025	505	497,316
Series 2015 A, Ref. RB(f)	5.50%	12/01/2030	750	725,371
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	1,000	1,069,725
Denver (City & County of), CO;
Series 2012 A, RB(a)	5.00%	11/15/2022	740	773,693
Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	2,000	2,596,342
Series 2018 A-2, RB(j)	0.00%	08/01/2030	800	651,817
Series 2018 A-2, RB(j)	0.00%	08/01/2031	1,000	779,899
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	3,000	3,172,859
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2037	1,000	1,164,588
Series 2019 A, Ref. RB	4.00%	12/01/2038	1,250	1,453,277
Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2040	1,050	1,160,741
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	180	188,297
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	606,829
Plaza Metropolitan District No. 1;
Series 2013, Ref. RB(f)	5.00%	12/01/2021	1,045	1,045,000
Series 2013, Ref. RB(f)	5.00%	12/01/2022	1,000	1,034,292
Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(f)(j)	0.00%	12/01/2025	250	219,514
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	889,154
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	154,831
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	183,308
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	293,910
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	319,528
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	325,426
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	362,991
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	127,215
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	1,091,356
				64,018,360
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–1.26%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	$ 3,000	$ 3,692,595
Series 2019 A, GO Bonds	5.00%	04/15/2034	3,450	4,356,214
Series 2019 A, GO Bonds	5.00%	04/15/2035	1,150	1,449,798
Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	3,500	4,353,270
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 A, RB	5.00%	07/01/2033	1,510	1,927,049
Series 2020 G-1, Ref. RB(f)	5.00%	07/01/2030	285	351,815
Series 2020 G-1, Ref. RB(f)	5.00%	07/01/2031	540	664,154
Series 2020 G-1, Ref. RB(f)	5.00%	07/01/2033	600	735,165
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,000	3,313,371
University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	2,940	3,446,425
Series 2017 A, RB	5.00%	01/15/2030	5,000	6,029,704
				30,319,560
District of Columbia–2.06%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,550	2,626,352
Metropolitan Washington Airports Authority;
Series 2010, RB (INS - BAM)(b)(j)	0.00%	10/01/2037	13,000	7,647,227
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,632,916
Series 2019 A, Ref. RB(a)	5.00%	10/01/2032	1,435	1,810,891
Series 2019 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,780,022
Series 2020 A, Ref. RB(a)	5.00%	10/01/2032	3,000	3,862,727
Series 2020 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,847,595
Series 2021 A, Ref. RB(a)	5.00%	10/01/2034	6,000	7,855,063
Series 2021 A, Ref. RB(a)	5.00%	10/01/2035	5,500	7,189,266
Series 2021 A, Ref. RB(a)	5.00%	10/01/2036	4,250	5,545,000
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(j)	0.00%	10/01/2037	5,000	2,995,516
Series 2010 A, RB (INS - AGM)(b)(j)	0.00%	10/01/2037	40	23,530
				49,816,105
Florida–5.04%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, Ref. RB	5.00%	12/01/2034	2,570	3,275,519
Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2022	375	389,845
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	609,968
Series 2018 A, RB	5.00%	11/15/2038	1,100	1,256,679
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB(k)	4.50%	07/01/2038	500	160,000
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(f)	5.00%	07/01/2032	2,545	2,691,542
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(f)	5.00%	12/15/2040	1,220	1,323,386
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(f)	5.00%	10/15/2037	510	575,623
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2022	2,000	2,047,711
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,215,000)(f)(i)(k)	7.25%	05/15/2026	1,215	826,200
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2032	840	1,039,635
Series 2019, RB	5.00%	10/01/2033	1,720	2,118,867
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,946,675
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(f)	7.38%	01/01/2049	10,000	10,907,978
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(f)	6.00%	06/15/2035	1,265	1,440,250
Series 2020 C, Ref. RB(f)	4.00%	09/15/2030	470	511,182
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	300	308,845
Greater Orlando Aviation Authority; Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	5,057,901
Halifax Hospital Medical Center; Series 2015, Ref. RB	5.00%	06/01/2035	325	369,435
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,493,305)(i)	5.25%	04/01/2028	2,500	1,230,360
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 B-1, Ref. RB	4.25%	08/15/2027	$ 8,000	$ 8,067,929
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(f)	5.00%	07/15/2028	525	592,132
Lee (County of), FL; Series 2021 B, RB(a)	5.00%	10/01/2037	5,000	6,475,969
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(f)	5.38%	12/01/2032	1,000	1,049,293
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,215,837
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,631,924
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,511,135
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	2,164,017
Miami (City of), FL; Series 2012, Ref. RB(f)	5.00%	03/01/2030	100	105,651
Miami-Dade (County of), FL;
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2036	900	1,066,106
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2039	3,500	4,189,491
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2040	3,000	3,584,144
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2041	2,385	2,842,108
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,141,915
Miami-Dade (County of), FL Expressway Authority;
Series 2013 A, RB	5.00%	07/01/2022	2,000	2,054,328
Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,925,718
Miami-Dade (County of), FL Water & Sewer System; Series 2021, RB	4.00%	10/01/2044	3,000	3,585,748
Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	120	129,690
Orange (County of), FL Housing Finance Authority (Post Fountains); Series 1997, Ref. VRD RB (CEP - FNMA)(g)	0.05%	06/01/2025	8,640	8,640,000
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2012, Ref. RB(c)(d)	5.00%	07/01/2022	1,000	1,027,974
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.00%	04/01/2023	500	506,729
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	446,943
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	382,013
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	635,817
Palm Beach (County of), FL Health Facilities Authority; Series 2020 B1, RB	3.00%	06/01/2027	3,000	3,103,147
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,500	4,137,649
Series 2020 B, RB	4.00%	11/15/2041	250	288,582
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2023	1,965	2,042,634
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	630	658,788
Pinellas (County of), FL Educational Facilities Authority (Barry University); Series 2012, Ref. RB	5.25%	10/01/2030	2,500	2,568,200
Reedy Creek Improvement District; Series 2013 1, Ref. RB	5.00%	10/01/2022	800	831,600
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)(h)	0.05%	07/01/2037	5,420	5,420,000
Tampa (City of), FL;
Series 2020 A, RB(j)	0.00%	09/01/2041	3,030	1,592,128
Series 2020 A, RB(j)	0.00%	09/01/2049	3,795	1,394,154
Tampa (City of), FL (BayCare Health System); Series 2012 A, RB	5.00%	11/15/2026	500	510,590
				121,607,684
Georgia–1.45%
Atlanta (City of), GA; Series 2019 D, RB(a)	4.00%	07/01/2037	1,510	1,755,715
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2031	330	424,790
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	2,003,824
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,053
Development Authority for Fulton County (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	830	904,791
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	940	944,887
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,501,628
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	2,240,007
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	2.38%	01/01/2031	$ 525	$ 548,551
Series 2021, RB	4.00%	01/01/2036	1,100	1,273,702
Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,487,905
Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	984,926
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	548,689
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2041	485	559,867
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2046	1,295	1,478,367
Georgia (State of) Ports Authority;
Series 2021, RB	4.00%	07/01/2040	1,750	2,134,363
Series 2021, RB	4.00%	07/01/2042	2,750	3,336,426
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	25	25,099
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(c)(d)	5.00%	04/01/2024	795	877,446
Macon-Bibb (County of), GA Housing Authority (Green Meadows Apartments); Series 2021 B, RB(d)	1.63%	10/01/2022	1,250	1,253,655
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(f)	5.75%	06/15/2037	1,540	1,785,162
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. RB	5.00%	07/01/2032	7,150	8,518,463
Randolph (County of), GA; Series 2012 A, GO Bonds(c)(d)	5.00%	04/01/2022	500	507,946
				35,111,262
Guam–0.28%
Guam (Territory of);
Series 2021 A, Ref. RB	5.00%	11/01/2035	1,500	1,904,898
Series 2021 A, Ref. RB	5.00%	11/01/2040	1,500	1,878,973
Series 2021 F, Ref. RB	5.00%	01/01/2029	1,000	1,232,231
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2022	1,700	1,764,531
				6,780,633
Hawaii–0.55%
Hawaii (State of) Department of Budget & Finance;
Series 2012, Ref. RB	5.00%	11/15/2027	1,000	1,039,295
Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,810,628
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, COP(a)	5.00%	08/01/2022	2,000	2,062,478
Series 2013, COP(a)	5.00%	08/01/2023	1,250	1,346,089
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB(l)	5.00%	07/01/2031	6,000	6,917,245
				13,175,735
Idaho–0.20%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2018 C, Ref. VRD RB (LOC - U.S. Bank N.A.)(g)(h)	0.02%	03/01/2048	2,500	2,500,000
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	1,900	2,402,767
				4,902,767
Illinois–9.87%
Bartlett (Village of), IL (Quarry Redevelopment);
Series 2007, Ref. RB	5.60%	01/01/2023	385	385,852
Series 2016, Ref. RB	4.00%	01/01/2024	2,615	2,617,316
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,767,014
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	1,795	1,956,632
Series 2004, RB	5.00%	11/01/2028	3,000	3,580,478
Series 2008 C, Ref. RB	5.00%	01/01/2029	2,500	2,829,591
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,697,759
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,755,774
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	3,084,161
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,582,213
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,814,986
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(f)	7.00%	01/15/2029	1,029	1,030,459
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(a)	5.50%	01/01/2027	$ 1,000	$ 1,054,097
Series 2014 A, Ref. RB(a)	5.00%	01/01/2023	3,000	3,150,165
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,767,475
Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,183,688
Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,186,813
Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,376,148
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	126	126,059
Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,403,858
Series 2017, RB	5.75%	04/01/2035	1,000	1,213,706
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,836,165
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,240,463
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,546,468
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,156,375
Series 2021 A, GO Bonds	5.00%	12/01/2035	6,120	7,716,672
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds(c)(d)(l)	5.00%	12/17/2021	3,000	3,006,024
Series 2015 C, GO Bonds(l)	5.00%	12/01/2027	7,000	7,947,547
Chicago (City of), IL Midway International Airport; Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,049,832
Chicago (City of), IL Transit Authority; Series 2011, RB(c)(d)	5.25%	12/01/2021	1,000	1,000,000
Chicago O’Hare International Airport; Series 2015 B, Ref. RB	5.00%	01/01/2031	3,000	3,394,535
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,489,836
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.25%	12/01/2026	500	541,709
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2027	1,795	1,801,746
Series 2012, Ref. GO Bonds (INS - AGM)(b)	5.00%	08/01/2022	1,250	1,289,871
Series 2013, GO Bonds	5.00%	07/01/2022	2,000	2,054,897
Series 2013, GO Bonds	5.50%	07/01/2027	2,295	2,478,079
Series 2013, GO Bonds	5.50%	07/01/2038	2,500	2,689,102
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,474,454
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,224,759
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,403,499
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	10,323,173
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,698,121
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	3,510,510
Series 2020, GO Bonds	5.50%	05/01/2024	1,000	1,117,445
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,920,302
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	5,133,820
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(g)(h)	0.05%	04/01/2031	10,000	10,000,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,396,292
Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,613,000
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(c)(d)	5.00%	09/01/2024	1,000	1,125,926
Series 2014 A, RB(c)(d)	5.00%	09/01/2024	1,250	1,407,408
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,988
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,044	1,045,721
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(d)	6.25%	08/15/2023	1,505	1,644,563
Illinois (State of) Finance Authority (Presbyterian Homes); Series 2021 B, Ref. RB (SIFMA Municipal Swap Index + 0.70%)(d)(e)	0.75%	05/01/2026	2,250	2,256,018
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	275	283,624
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	5,121,600
Illinois (State of) Finance Authority (University of Chicago);
Series 2021 A, Ref. RB	5.00%	10/01/2036	1,600	2,365,635
Series 2021 A, Ref. RB	5.00%	10/01/2037	1,350	2,017,789
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	5.00%	10/01/2030	$ 750	$ 965,595
Series 2020, RB	5.00%	10/01/2031	750	962,106
Series 2020, RB	5.00%	10/01/2032	750	959,975
Series 2020, RB	5.00%	10/01/2033	750	958,344
Series 2020, RB	5.00%	10/01/2034	750	956,362
Series 2020, RB	5.00%	10/01/2035	750	955,004
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(b)(j)	0.00%	12/15/2029	2,550	2,204,312
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Ref. RB (INS - NATL)(b)	5.70%	06/15/2023	1,295	1,398,136
Series 2002, RB (INS - NATL)(b)(j)	0.00%	12/15/2032	10,000	7,928,399
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,246,706
Illinois (State of) Sports Facilities Authority (The);
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	2,100	2,604,567
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,266,632
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,493,529
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB(l)	5.00%	01/01/2024	12,500	13,687,029
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	865,472
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, GO Bonds(c)(j)	0.00%	12/01/2021	330	330,000
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	615	630,934
Markham (City of), IL (Library Purposes); Series 2005 B, GO Bonds (INS - AGC)(b)	5.25%	01/01/2023	15	15,049
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,356,362
Railsplitter Tobacco Settlement Authority;
Series 2017, RB	5.00%	06/01/2027	4,000	4,705,531
Series 2017, RB	5.00%	06/01/2028	2,000	2,340,716
Regional Transportation Authority;
Series 2002 A, RB (INS - AGM)(b)	6.00%	07/01/2027	2,700	3,428,946
Series 2018 B, RB(l)	5.00%	06/01/2031	3,800	4,749,922
Series 2018 B, RB(l)	5.00%	06/01/2032	3,995	4,980,733
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,233,605
Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,226,507
Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,675,159
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,270,104
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	3,970,265
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(c)(d)	5.00%	02/01/2028	205	255,017
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	895	1,108,477
				238,327,707
Indiana–0.58%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	570	596,795
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	238,725
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,101,580
Indianapolis (City of), IN; Series 2008, VRD RB (LOC - Fannie Mae)(g)(h)	0.06%	05/15/2038	1,900	1,900,000
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(f)	4.75%	11/01/2030	575	590,912
Series 2020 A, RB(f)	5.25%	11/01/2040	4,560	4,717,871
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2027	1,800	2,148,135
Series 2016, RB	5.00%	07/01/2028	1,250	1,490,942
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	710	731,161
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(a)	5.88%	01/01/2024	430	455,923
				13,972,044
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.01%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	$ 3,000	$ 3,232,877
Series 2013, Ref. RB(d)	5.25%	12/01/2033	2,990	3,192,062
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(d)(e)(f)	0.63%	01/04/2024	8,460	8,459,326
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2019, RB	2.88%	05/15/2049	30	30,029
Series 2021 A, Ref. RB	4.00%	05/15/2046	3,500	3,786,177
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, RB	4.00%	08/15/2022	1,905	1,953,772
Series 2012, RB	4.00%	08/15/2023	1,200	1,229,115
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	130,066
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2027	400	486,998
Series 2021 A-2, Ref. RB	5.00%	06/01/2028	700	872,222
Series 2021 A-2, Ref. RB	5.00%	06/01/2029	700	891,324
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,033
				24,334,001
Kansas–1.18%
Derby (City of), KS (Derby Star Bond); Series 2020, RB	3.90%	03/01/2037	1,625	1,674,957
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.00%	07/01/2028	1,140	1,220,189
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,369,216
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,505,352
Manhattan (City of), KS (Meadowlark Hills);
Series 2021 A, Ref. RB	4.00%	06/01/2036	1,000	1,105,375
Series 2021 A, Ref. RB	4.00%	06/01/2046	1,150	1,250,159
University of Kansas Hospital Authority (KU Health System); Series 2004, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	0.02%	09/01/2034	12,815	12,815,000
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.25%	12/01/2036	1,500	1,570,332
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,239,172
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,422,429
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	3,248,133
				28,420,314
Kentucky–2.14%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	471,743
Series 2019, Ref. RB	5.00%	02/01/2031	460	574,055
Series 2019, Ref. RB	5.00%	02/01/2032	450	559,988
Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	1,000	1,152,444
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(d)(e)	1.45%	02/01/2025	1,430	1,441,044
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	2,131,498
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,691,333
Series 2015 A, RB	5.00%	07/01/2030	3,000	3,375,214
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,697,407
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,195,195
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	1,000	1,162,430
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,876,969
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,457,385
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016, Ref. RB (INS - NATL)(b)	5.00%	09/01/2031	$ 5,000	$ 5,990,320
Series 2019 A, Ref. RB	5.00%	09/01/2031	1,500	1,838,307
Series 2019 A, Ref. RB	5.00%	09/01/2032	1,600	1,957,257
Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,219,456
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, RB	5.00%	08/01/2029	1,000	1,151,289
Kentucky (Commonwealth of) Property & Building Commission (No. 119); Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	123,336
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	123,592
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	123,649
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	123,683
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(d)	4.00%	01/01/2025	2,000	2,196,711
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013, VRD RB (LOC - PNC Bank N.A.)(g)(h)	0.05%	10/01/2043	11,285	11,285,000
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,903,571
Series 2020 A, RB	4.00%	10/01/2040	1,500	1,730,883
				51,553,759
Louisiana–1.48%
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, RB	5.00%	01/01/2022	1,000	1,003,684
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	1,405	1,622,272
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/03/2028	250	240,000
Series 2017, Ref. RB	5.00%	07/02/2029	400	384,000
Series 2017, Ref. RB	5.00%	07/01/2030	500	480,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,963,201
New Orleans (City of), LA;
Series 2014, Ref. RB(c)(d)	5.00%	06/01/2024	500	556,878
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,411,648
Series 2015, RB(c)(d)	5.00%	06/01/2025	500	577,491
Series 2015, RB(c)(d)	5.00%	06/01/2025	300	346,494
Series 2015, RB(c)(d)	5.00%	06/01/2025	1,050	1,212,730
Series 2015, RB(c)(d)	5.00%	06/01/2025	1,000	1,154,981
Series 2015, RB(c)(d)	5.00%	06/01/2025	500	577,491
Series 2015, RB(c)(d)	5.00%	12/01/2025	500	587,828
Series 2015, RB(c)(d)	5.00%	12/01/2025	1,750	2,057,398
Series 2015, RB(c)(d)	5.00%	12/01/2025	1,000	1,175,656
Series 2015, RB(c)(d)	5.00%	12/01/2025	1,200	1,410,787
Series 2015, RB(c)(d)	5.00%	12/01/2025	1,165	1,369,639
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	1,975,562
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	2,033,526
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	100	124,848
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	273,975
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	180,248
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	124,130
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	440,357
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	250,454
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	168,825
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	124,847
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(d)(f)	6.10%	06/01/2030	2,700	3,568,540
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(d)	2.10%	07/01/2024	1,000	1,033,395
Series 2017, Ref. RB(d)	2.13%	07/01/2024	2,000	2,068,065
Series 2017, Ref. RB(d)	2.38%	07/01/2026	2,000	2,110,840
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	$ 785	$ 838,510
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,363,651
				35,811,951
Maryland–0.81%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,187,566
Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2033	2,500	3,012,516
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2033	2,000	2,216,852
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(f)	4.13%	02/15/2034	1,000	1,056,225
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	100,141
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB(c)(d)	6.00%	01/03/2022	4,500	4,521,826
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	5.00%	06/01/2028	250	306,467
Series 2021, Ref. RB	5.00%	06/01/2030	350	444,340
Series 2021, Ref. RB	5.00%	06/01/2032	400	515,720
Series 2021, Ref. RB	4.00%	06/01/2034	350	413,916
Series 2021, Ref. RB	4.00%	06/01/2036	450	529,529
Maryland Economic Development Corp.;
Series 2020, RB	3.25%	09/01/2030	1,000	1,112,568
Series 2020, RB	4.00%	09/01/2040	2,500	2,860,505
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(f)	4.00%	07/01/2024	1,125	1,168,541
				19,446,712
Massachusetts–1.15%
Massachusetts (Commonwealth of); Series 2005, Ref. RB (INS - NATL)(b)	5.50%	01/01/2034	3,000	4,096,311
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2006 A, RB	5.25%	07/01/2031	1,330	1,827,927
Massachusetts (Commonwealth of) Department of Transportation; Series 2019 A, Ref. RB	5.00%	01/01/2033	3,000	3,747,247
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	634,029
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,897,921
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,618,122
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,869,712
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2037	1,500	1,623,197
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,176,558
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	352,123
Massachusetts (State of) Development Finance Agency;
Series 2021 G, Ref. RB	5.00%	07/01/2038	300	390,978
Series 2021 G, Ref. RB	5.00%	07/01/2039	350	455,165
Series 2021 G, Ref. RB	4.00%	07/01/2046	1,000	1,178,676
Massachusetts (State of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(f)	5.00%	07/01/2031	2,440	2,789,574
Massachusetts (State of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,500,547
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,566,990
				27,725,077
Michigan–2.88%
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	165	169,661
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	700	773,928
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,210,139
East Lansing School District; Series 2017 I, GO Bonds	5.00%	05/01/2033	2,000	2,426,102
Great Lakes Water Authority; Series 2018 B, Ref. RB	5.00%	07/01/2029	3,000	3,853,181
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	$ 935	$ 1,060,584
Series 2019, Ref. RB	5.00%	05/15/2042	2,010	2,246,260
Series 2020, RB	2.88%	05/15/2026	1,520	1,527,665
Kentwood Economic Development Corp. (Holland Home Obligated Group);
Series 2019, Ref. RB	5.00%	11/15/2032	2,100	2,442,922
Series 2022, Ref. RB	4.00%	11/15/2031	1,000	1,101,417
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(c)(d)	5.00%	10/15/2025	615	721,595
Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	5,100,231
Michigan (State of) Finance Authority;
Series 2015, Ref. RB	5.00%	11/15/2032	245	279,382
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,000	1,207,025
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	1,000	1,120,362
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,120,362
Series 2014 D-2, Ref. RB (INS - AGM)(b)	5.00%	07/01/2026	9,000	10,083,255
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,567,514
Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	864,367
Series 2015, RB	5.00%	07/01/2035	2,900	3,321,136
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,398,215
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,942,431
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 A, Ref. RB	5.00%	12/01/2034	2,000	2,463,912
Michigan (State of) Finance Authority (Wayne (County of) Criminal Justice Center); Series 2018, RB	5.00%	11/01/2029	1,500	1,910,308
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(f)	5.00%	07/01/2031	1,530	1,466,950
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(d)	4.00%	10/01/2026	1,230	1,374,565
Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	2,099,953
Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB (INS - BAM)(b)	5.00%	11/01/2026	1,805	2,118,845
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	2,500	2,615,206
				69,587,473
Minnesota–0.37%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	390	317,065
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	347,751
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	229,545
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	596,091
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,904,094
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,984,873
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,250,000)(d)(f)(i)(k)	6.00%	07/01/2027	1,250	1,187,500
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	140	145,458
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	3.60%	12/01/2021	225	225,000
Series 2014, RB	4.00%	12/01/2022	490	497,874
Series 2014, RB	4.00%	12/01/2023	300	309,187
Series 2014, RB	4.00%	12/01/2024	175	182,535
Series 2014, RB	5.00%	12/01/2029	1,000	1,058,688
				8,985,661
Mississippi–0.93%
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2031	1,500	1,727,718
Mississippi (State of) Hospital Equipment & Facilities Authority;
Series 2020, Ref. RB	5.00%	10/01/2033	650	817,910
Series 2020, Ref. RB	5.00%	10/01/2034	725	910,580
Series 2020, Ref. RB	5.00%	10/01/2035	600	752,616
Series 2020, Ref. RB	5.00%	10/01/2036	650	814,082
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–(continued)
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	$ 1,000	$ 1,247,434
Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,271,135
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2007 E, VRD IDR(g)	0.02%	12/01/2030	8,000	8,000,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,390	1,342,692
Warren (County of), MS (International Paper Co.); Series 2011 A, RB	5.38%	12/01/2035	5,500	5,520,440
				22,404,607
Missouri–1.04%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	65	65,962
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,496,164
Series 2017, Ref. RB	5.00%	03/01/2029	100	118,287
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	2,262,643
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,008,784
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,236,448
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	4.25%	04/01/2026	15	15,799
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032	2,685	3,038,687
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,138,142
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,483,580
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,230,859
Missouri (State of) Health & Educational Facilities Authority (Ranken Technical College); Series 2011 B, VRD RB (LOC - Northern Trust Co. (The))(g)(h)	0.01%	11/01/2031	995	995,000
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,187,486
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,730,263
Series 2015 A, Ref. RB	5.00%	12/01/2027	640	737,910
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(f)	4.00%	10/01/2028	385	392,246
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	340	348,600
Series 2012, RB	5.00%	09/01/2032	1,490	1,525,865
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,109,624
				25,122,349
Nebraska–0.84%
Central Plains Energy Project (No. 3);
Series 2012, RB(m)	5.00%	09/01/2032	5,000	5,174,031
Series 2012, RB(m)	5.25%	09/01/2037	5,000	5,183,350
Central Plains Energy Project (No. 4); Series 2018, RB(d)	5.00%	01/01/2024	3,635	3,945,473
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,930,673
				20,233,527
Nevada–0.29%
Carson (City of), NV (Carson-Tahoe Regional Medical Center); Series 2012, Ref. RB(c)(d)	5.00%	09/01/2022	1,000	1,034,437
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	135	150,910
Series 2015, RB	5.00%	08/01/2029	1,245	1,372,834
Series 2015, RB	5.00%	08/01/2031	1,375	1,506,767
Series 2015, RB	5.00%	08/01/2032	335	366,230
Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	30	32,566
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	235	251,673
Series 2020, RB	4.00%	12/01/2030	240	274,091
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(f)	2.75%	06/15/2028	2,000	2,077,129
				7,066,637
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.23%
New Hampshire (State of) Business Finance Authority; Series 2020 1-A, RB	4.13%	01/20/2034	$ 2,437	$ 2,905,974
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(d)(f)	3.75%	07/02/2040	605	637,966
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(d)(f)	3.63%	07/02/2040	370	388,706
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB(c)(d)	5.00%	01/01/2022	1,500	1,505,854
				5,438,500
New Jersey–6.79%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	298,966
Burlington (County of), NJ Bridge Commission; Series 2002, RB	4.50%	10/15/2022	15	15,052
Casino Reinvestment Development Authority, Inc.; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,105,313
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	2,000	2,446,313
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2024	2,365	2,513,590
New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2029	9,000	11,428,140
Series 2020 A, GO Bonds	4.00%	06/01/2032	3,000	3,732,508
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(l)(n)	5.50%	09/01/2022	7,500	7,791,320
Series 2012, Ref. RB	5.00%	06/15/2022	1,000	1,025,156
Series 2012, Ref. RB	5.00%	06/15/2023	3,125	3,202,083
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,123,613
Series 2013 NN, Ref. RB	5.00%	03/01/2026	305	322,160
Series 2014 A, RB(f)	6.20%	10/01/2044	200	215,878
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,297,645
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2028	5,035	6,145,813
Series 2017 DDD, RB	5.00%	06/15/2031	3,670	4,396,455
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2019, Ref. RB(a)(d)	2.20%	12/03/2029	2,500	2,657,960
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(a)	5.13%	09/15/2023	3,435	3,567,737
Series 2012, RB(a)	5.75%	09/15/2027	3,225	3,315,508
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	112	140,452
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	300	306,980
Series 2012 C, RB	5.00%	07/01/2032	475	484,652
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	1,000	1,152,404
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	263,170
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	4.00%	06/15/2040	1,000	1,157,982
Series 2021, RB	4.00%	06/15/2041	1,000	1,153,990
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,543,438
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,362,376
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,096,527
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,109,763
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	441,547
Series 2017 F, RB	5.00%	07/01/2033	415	462,993
Series 2017 F, RB	5.00%	07/01/2035	1,000	1,111,816
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,541,907
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,055,161
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2031	$ 1,000	$ 1,188,030
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,429,811
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,600,314
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2013 1B, RB(a)	4.75%	12/01/2043	5,000	5,128,267
Series 2018 B, Ref. RB(a)	5.00%	12/01/2025	2,250	2,613,900
Series 2021 B, RB(a)	2.50%	12/01/2040	2,000	2,045,549
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(j)	0.00%	12/15/2028	255	227,440
Series 2009 C, RB	5.25%	06/15/2032	250	283,977
Series 2010 D, RB	5.25%	12/15/2023	1,500	1,646,805
Series 2013 AA, RB	5.25%	06/15/2030	710	760,827
Series 2015 AA, RB	5.00%	06/15/2023	2,000	2,139,804
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	6,275,746
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	6,170,350
Series 2018 A, Ref. RN	5.00%	06/15/2023	2,500	2,675,957
Series 2018 A, Ref. RN(l)(n)	5.00%	06/15/2029	4,500	5,292,457
Series 2018 A, Ref. RN(l)(n)	5.00%	06/15/2030	2,000	2,347,255
Series 2019, Ref. RB	5.00%	12/15/2024	2,500	2,825,210
Series 2020 AA, RB	4.00%	06/15/2035	2,000	2,344,820
Series 2020 AA, RB	4.00%	06/15/2036	2,500	2,921,682
Series 2021 A, Ref. RB	4.00%	06/15/2035	5,000	5,889,329
Series 2021 A, Ref. RB	4.00%	06/15/2036	4,500	5,286,225
New Jersey (State of) Turnpike Authority; Series 2021 A, RB	4.00%	01/01/2042	5,000	5,963,230
North Hudson Sewerage Authority; Series 2012 A, Ctfs.(c)(d)	5.00%	06/01/2022	90	92,170
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2023	3,640	3,802,659
South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	557,916
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	2,500	3,092,080
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,145,547
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,650	5,689,893
Series 2018 A, Ref. RB	5.00%	06/01/2032	335	408,671
Series 2018 B, Ref. RB	3.20%	06/01/2027	985	999,067
				163,831,356
New Mexico–0.07%
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	350	355,629
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	823,705
Series 2019 A, RB	5.00%	05/15/2039	500	564,649
				1,743,983
New York–10.39%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB(f)	5.00%	10/01/2038	500	560,343
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(f)	5.25%	12/31/2033	1,500	1,638,734
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(f)	4.50%	01/01/2025	720	766,792
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(f)	2.50%	06/15/2031	375	378,817
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,479,130
Series 2018, RB	5.00%	09/01/2029	1,000	1,268,516
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2015 A-2, RB(d)	5.00%	05/15/2030	$ 3,000	$ 3,821,850
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(d)(e)	0.62%	11/01/2022	2,930	2,937,615
Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(d)(e)	0.50%	11/15/2022	3,500	3,506,049
Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	2,150,841
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,893,955
Subseries 2021 B-1, VRD RB (LOC - PNC Bank N.A.)(g)(h)	0.05%	11/15/2046	5,000	5,000,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-2, Ref. RB	5.00%	11/15/2024	1,360	1,533,566
Series 2017 C-2, Ref. RB(j)	0.00%	11/15/2029	1,000	858,783
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,885	2,070,770
Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	1,151,730
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	500	514,729
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	393,524
New York & New Jersey (States of) Port Authority;
Series 2019 218, RB(a)	5.00%	11/01/2030	3,000	3,802,104
Series 2019, RB(a)	5.00%	11/01/2033	1,525	1,914,900
Series 2021, Ref. RB(a)	4.00%	07/15/2041	1,850	2,186,897
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,587,613
Two Hundred Seventh Series 2018, Ref. RB(a)(l)(n)	5.00%	09/15/2028	9,000	11,215,013
New York (City of), NY;
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,136,362
Series 2016 E, Ref. GO Bonds	5.00%	08/01/2027	5,000	5,982,412
Series 2019 B-1, GO Bonds	5.00%	10/01/2032	1,000	1,275,539
Series 2019 B-1, GO Bonds	5.00%	10/01/2033	2,000	2,545,448
Series 2020 C, GO Bonds	4.00%	08/01/2037	4,000	4,783,494
Series 2021 A-1, GO Bonds	4.00%	08/01/2042	10,000	11,951,779
Subseries 2012 A-3, VRD GO Bonds (LOC - Mizuho Bank Ltd.)(g)(h)	0.02%	10/01/2040	2,500	2,500,000
Subseries 2015 F, VRD GO Bonds(g)	0.01%	06/01/2044	3,000	3,000,000
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB(g)	0.02%	10/01/2042	600	600,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(g)	0.02%	06/15/2044	7,000	7,000,000
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	6,232,915
Series 2019 B-1, RB	4.00%	11/01/2038	2,800	3,335,010
Series 2019 C-1, RB	4.00%	11/01/2036	5,000	5,927,002
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	02/15/2032	2,055	2,335,427
Series 2019 A, RB	5.00%	10/01/2033	1,350	1,649,772
Series 2019 A, Ref. RB	5.00%	03/15/2037	3,000	3,785,226
Series 2020 A, Ref. RB	4.00%	03/15/2035	5,000	6,034,484
Series 2020 B, RB (INS - BAM)(b)	4.00%	08/15/2040	2,000	2,236,802
Series 2020 D, Ref. RB	4.00%	02/15/2036	7,870	9,361,535
Series 2021 A, Ref. RB	4.00%	03/15/2041	8,185	9,774,200
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,755	2,174,064
Series 2018 A, Ref. RB	5.00%	08/01/2030	2,420	2,976,244
Series 2018 A, Ref. RB	5.00%	08/01/2031	845	1,035,966
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(f)	5.00%	12/01/2024	300	336,404
Series 2017, Ref. RB(f)	5.00%	12/01/2033	2,000	2,386,010
Series 2017, Ref. RB(f)	5.00%	12/01/2034	1,000	1,191,305
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(h)	5.00%	11/01/2026	35	35,698
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(g)(h)	0.03%	05/01/2039	5,000	5,000,000
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030	500	618,555
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,232,321
Series 2019 B, RB	4.00%	01/01/2037	1,490	1,751,072
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	$ 280	$ 330,948
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	314,542
Series 2016 B, Ref. RB	5.00%	06/01/2031	250	290,408
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	2,660	3,763,388
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	2.75%	11/15/2041	9,000	9,182,994
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,275,899
Series 2020 A, Ref. RB(a)	5.00%	12/01/2032	1,250	1,586,400
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,755	2,100,095
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,261,777
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	10,000	10,023,430
Series 2016, Ref. RB(a)	5.00%	08/01/2031	17,000	17,039,180
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	11,653,606
Series 2018, RB(a)	5.00%	01/01/2034	1,540	1,847,341
Series 2018, RB(a)	5.00%	01/01/2036	960	1,147,251
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(a)	4.00%	10/01/2030	3,000	3,510,419
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment); Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	1,076,825
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2027	1,985	2,408,038
Series 2020, Ref. RB	5.00%	12/01/2029	1,000	1,261,291
Series 2020, Ref. RB	5.00%	12/01/2030	1,000	1,284,560
Series 2020, Ref. RB	5.00%	12/01/2032	1,600	2,041,294
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(b)	5.00%	12/01/2031	1,000	1,272,649
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	533,670
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	1,355	1,368,811
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,390,176
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,790,169
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,191,429
				250,763,907
North Carolina–2.36%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2034	750	915,495
Series 2017 A, RB	5.00%	07/01/2035	1,000	1,220,527
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health);
Series 2018 G, VRD RB(g)	0.01%	01/15/2048	4,000	4,000,000
Series 2018 H, VRD RB(g)	0.01%	01/15/2048	8,000	8,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 C, Ref. VRD RB(g)	0.01%	01/15/2037	7,075	7,075,000
Series 2018 E, RB (SIFMA Municipal Swap Index + 0.45%)(d)(e)	0.50%	12/01/2047	3,000	3,000,000
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(d)	2.00%	10/01/2024	1,500	1,562,988
New Hanover (County of), NC (New Hanover Regional Medical Center);
Series 2017, Ref. RB(c)(d)	5.00%	10/01/2027	1,000	1,231,482
Series 2017, Ref. RB(c)	5.00%	10/01/2027	1,100	1,354,068
North (State of) Carolina Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	310,936
Series 2021, RB	4.00%	03/01/2030	285	322,061
Series 2021, RB	4.00%	03/01/2031	290	325,706
Series 2021, RB	4.00%	03/01/2036	900	997,943
Series 2021, RB	4.00%	03/01/2041	1,050	1,151,390
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of); Series 2019, RB	5.00%	03/01/2032	$ 3,000	$ 3,816,832
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,921,089
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,367,475
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,496,698
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,564,659
North Carolina (State of) Medical Care Commission; Series 2020 A, RB	5.00%	07/01/2033	1,250	1,596,337
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	1,425	1,640,411
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	835	843,070
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	2.50%	10/01/2024	740	742,247
Series 2020, RB	2.88%	10/01/2026	650	652,127
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	5,814,325
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,496,637
Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2033	2,000	2,541,790
				56,961,293
North Dakota–0.15%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	590	617,332
Series 2016, RB	5.10%	04/15/2036	2,815	2,986,533
				3,603,865
Ohio–3.48%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,325,285
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2037	8,310	9,736,618
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,333,507
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	5.75%	01/01/2024	350	363,022
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2027	1,000	1,109,839
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation); Series 2018, Ref. RB	5.00%	12/01/2033	2,460	2,869,726
Cleveland (City of), OH; Series 2012 A, Ref. RB(c)(d)	5.00%	01/01/2022	2,750	2,760,845
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	4,745	5,126,876
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.00%	02/15/2032	3,980	4,700,375
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	1,750	2,067,732
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	1,000	1,003,861
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(c)(d)	8.00%	07/01/2022	3,225	3,365,281
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2027	3,410	4,239,077
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2023	1,500	1,535,984
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	750	774,330
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	2,521,689
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,863,762
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,293,058
Ohio (State of);
Series 2020 A, Ref. RB	5.00%	01/15/2033	600	757,535
Series 2020 A, Ref. RB	5.00%	01/15/2034	1,000	1,258,820
Series 2020 A, Ref. RB	5.00%	01/15/2035	900	1,129,228
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(a)	5.00%	12/31/2025	1,300	1,486,168
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(d)	2.60%	10/01/2029	9,000	9,481,587
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(a)(f)	3.75%	01/15/2028	6,270	6,958,285
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2008 B4, Ref. VRD RB(g)	0.01%	01/01/2043	12,460	12,460,000
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	382,599
				83,905,089
Oklahoma–0.55%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	2,987,743
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	$ 1,000	$ 1,222,428
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(k)	4.75%	11/01/2023	852	4,259
Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,452,981
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(d)	5.00%	06/01/2025	5,000	5,594,761
				13,262,172
Oregon–0.61%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	3.25%	11/15/2025	2,000	2,001,545
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	279,877
Medford (City of), OR Hospital Facilities Authority (Asante); Series 2020 A, Ref. RB	4.00%	08/15/2039	1,100	1,305,415
Multnomah (County of), OR (Hospital Facilities Authority Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	337,505
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,493,643
Portland (Port of), OR; Series 2017 24-B, RB(a)	5.00%	07/01/2035	3,255	3,856,675
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	220	224,106
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(j)	0.00%	06/15/2040	4,415	2,783,510
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 B-1, RB	2.50%	11/15/2028	2,000	2,007,095
Series 2021 B-2, RB	2.13%	11/15/2027	500	500,538
				14,789,909
Pennsylvania–6.72%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,450,249
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	2,182,736
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(f)	5.00%	05/01/2033	3,795	4,479,571
Allentown Neighborhood Improvement Zone Development Authority;
Series 2022, Ref. RB	5.00%	05/01/2032	800	1,013,956
Series 2022, Ref. RB	5.00%	05/01/2033	1,000	1,264,800
Series 2022, Ref. RB	5.00%	05/01/2034	500	631,081
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB	5.00%	12/01/2030	1,000	1,078,721
Series 2015 A, Ref. RB	5.25%	12/01/2045	1,400	1,493,881
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	409,105
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	355,664
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	381,817
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(j)	0.00%	10/01/2036	1,300	815,773
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	6,773,434
Series 2018, RB	5.00%	06/01/2031	2,000	2,454,786
Series 2018, RB	5.00%	06/01/2033	2,000	2,443,625
Delaware River Joint Toll Bridge Commission; Series 2019 B, Ref. RB	5.00%	07/01/2031	370	473,489
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(c)	5.00%	07/01/2025	310	338,159
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,119,248
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,117,075
Series 2018, Ref. RB	5.00%	12/01/2033	750	830,909
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,685,852
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,257,014
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	3,250	4,017,503
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	582,211
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	$ 3,500	$ 4,337,945
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(d)(e)	0.77%	09/01/2023	2,800	2,800,124
Series 2019, Ref. RB	5.00%	09/01/2031	545	686,031
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2012, RB(c)(d)	5.00%	05/15/2022	2,000	2,044,132
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2036	1,000	1,105,613
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	2,850	2,900,892
Pennsylvania (Commonwealth of);
First Series 2015 1, GO Bonds	5.00%	03/15/2031	1,500	1,719,466
First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	5,400	6,360,303
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	369,063
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	460,089
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	520,114
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	7,078,926
Series 2015, RB(a)	5.00%	12/31/2034	2,630	3,097,454
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2033	1,750	1,979,390
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	1,375	1,666,403
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,596,268
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,601,808
Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2031	4,075	5,003,825
Series 2012 B, RB	4.00%	12/01/2036	1,000	1,201,249
Series 2012 B, RB	4.00%	12/01/2037	1,500	1,797,264
Series 2012 B, RB	4.00%	12/01/2038	1,000	1,195,725
Series 2015 A-1, Ref. RB	5.00%	12/01/2028	1,055	1,219,871
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	293,519
Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,152,627
Series 2017 3, Ref. RB	5.00%	12/01/2034	3,000	3,672,380
Series 2019 A, RB	5.00%	12/01/2031	1,860	2,383,329
Series 2019 A, RB	5.00%	12/01/2034	1,400	1,796,545
Series 2021 A, RB	3.00%	12/01/2042	6,500	6,910,741
Philadelphia (City of), PA;
Series 2019 B, GO Bonds	5.00%	02/01/2033	1,200	1,523,127
Series 2020 A, Ref. RB	4.00%	07/01/2040	5,000	5,863,582
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,207,358
Series 2017, RB	5.00%	12/01/2037	1,310	1,578,498
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School Program); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,661,410
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2034	1,000	1,106,475
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	4.00%	12/01/2047	2,000	2,188,175
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,844,338
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,145,792
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,145,403
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2042	3,100	3,190,472
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	4,193,410
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,732,635
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	$ 3,000	$ 3,588,504
Philadelphia School District;
Series 2018 A, GO Bonds	5.00%	09/01/2025	745	863,193
Series 2018 A, GO Bonds	5.00%	09/01/2032	510	635,357
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2025	2,400	2,773,854
Series 2019 A, GO Bonds	4.00%	09/01/2037	4,800	5,619,898
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(b)(d)(e)	0.70%	12/01/2023	1,600	1,611,713
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	35,984
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	29,968
School District of Philadelphia (The);
Series 2019 A, GO Bonds	5.00%	09/01/2027	1,500	1,836,797
Series 2019 A, GO Bonds	5.00%	09/01/2031	1,000	1,276,438
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	133,666
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	109,409
Sports & Exhibition Authority of Pittsburgh and Allegheny County; Series 2012, Ref. RB (INS - AGM)(b)	5.00%	02/01/2025	1,110	1,143,820
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	143,618
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	243,584
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	552,669
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	599,191
				162,180,093
Puerto Rico–2.55%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	860	865,975
Series 2002, RB	5.50%	05/15/2039	640	657,128
Series 2002, RB	5.63%	05/15/2043	700	704,110
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds (INS - NATL)(b)	5.50%	07/01/2029	1,770	1,892,638
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	1,565	1,582,462
Series 2007 A, GO Bonds	5.25%	07/01/2037	4,640	4,611,000
Series 2009 C, Ref. GO Bonds(k)	6.00%	07/01/2039	10,000	9,800,000
Series 2014 A, Ref. GO Bonds(k)	8.00%	07/01/2035	5,000	4,387,500
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, RB(c)	5.00%	07/01/2033	2,000	2,052,663
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB(k)	5.50%	07/01/2038	3,500	3,465,000
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB (INS - AGM)(b)	5.50%	07/01/2030	2,485	2,792,533
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo);
Series 2021, Ref. RB	5.00%	07/01/2031	425	548,150
Series 2021, Ref. RB	5.00%	07/01/2032	450	577,001
Series 2021, Ref. RB	5.00%	07/01/2033	425	543,472
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,430	1,432,287
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2025	2,375	2,601,163
Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2028	1,130	1,142,608
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	10,272	9,400,296
Series 2018 A-1, RB(j)	0.00%	07/01/2029	10,160	8,789,428
Series 2018 A-1, RB	4.50%	07/01/2034	3,468	3,794,051
				61,639,465
Rhode Island–0.82%
Providence (City of), RI Public Building Authority; Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	500	502,239
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. RB	5.00%	09/15/2022	$ 1,000	$ 1,037,731
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,580,616
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,030,708
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,231,946
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	14,044,286
Series 2015 B, Ref. RB	2.25%	06/01/2041	295	311,720
				19,739,246
South Carolina–0.52%
Greenville (City of), SC Health System; Series 2012, Ref. RB	5.00%	05/01/2024	500	509,918
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB(c)	5.00%	10/01/2026	4,650	4,723,901
Piedmont Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,247,643
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2023	1,000	1,035,345
Series 2013, RB	5.00%	05/01/2028	1,250	1,288,008
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	200	239,097
South Carolina (State of) Public Service Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2032	1,000	1,302,980
Series 2020 A, Ref. RB	4.00%	12/01/2037	1,000	1,188,144
				12,535,036
South Dakota–0.02%
Educational Enhancement Funding Corp.; Series 2013 B, RB(c)(d)	5.00%	06/01/2023	550	588,860
Tennessee–1.37%
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	1,505	1,672,849
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2032	370	395,184
Series 2018 A, Ref. RB	5.00%	07/01/2034	3,000	3,202,227
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	3,045,452
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	523,577
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	4.50%	06/01/2028	815	894,513
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB(c)	5.00%	07/01/2022	500	513,243
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	1,115	1,372,722
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,189,607
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,370,613
New Memphis Arena Public Building Authority (City of Memphis);
Series 2021, RB(j)	0.00%	04/01/2036	1,200	879,228
Series 2021, RB(j)	0.00%	04/01/2037	1,375	978,317
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,428,562
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	710,028
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(f)	5.00%	09/01/2037	750	724,945
Tennergy Corp.; Series 2021 A, RB(d)	4.00%	09/01/2028	5,000	5,826,076
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2023	1,360	1,431,538
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,529,716
Series 2006 C, RB	5.00%	02/01/2027	150	177,230
Series 2018, RB(d)	4.00%	11/01/2025	2,000	2,229,039
				33,094,666
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–7.11%
Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	$ 1,500	$ 1,683,338
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	125	136,135
Series 2017 A, RB	5.00%	08/15/2038	115	127,605
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	205	215,330
Series 2014 A, RB	6.63%	03/01/2029	1,000	1,093,227
Austin (City of), TX; Series 2019 B, RB(a)	5.00%	11/15/2034	2,000	2,525,708
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,167,213
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,348,037
Central Texas Regional Mobility Authority;
Series 2021 B, RB	5.00%	01/01/2035	600	774,919
Series 2021 B, RB	5.00%	01/01/2036	600	772,224
Series 2021 B, RB	5.00%	01/01/2037	1,000	1,284,080
City of Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	282,969
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2033	1,250	1,355,478
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	570,838
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,421,642
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,780,091
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 F, Ref. RB	5.25%	11/01/2033	3,500	3,819,344
Series 2014 A, Ref. RB(a)	5.25%	11/01/2026	2,000	2,180,872
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(f)	5.00%	04/01/2028	1,000	1,027,582
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	154,795
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	160,908
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	294,435
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,112,256
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	2,000	2,348,864
Frisco Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	3,375	4,259,429
Grand Parkway Transportation Corp.;
Series 2020 C, Ref. RB	4.00%	10/01/2036	250	298,720
Series 2020, Ref. RB	4.00%	10/01/2037	1,000	1,191,398
Series 2020, Ref. RB	4.00%	10/01/2038	2,250	2,674,010
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2038	2,000	2,488,576
Gulf Coast Authority (Waste Management of Texas);
Series 2003 B, RB(a)	1.50%	05/01/2028	1,750	1,756,404
Series 2013, RB (INS - AGM)(b)	5.00%	10/01/2023	2,610	2,711,045
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(g)	0.01%	11/01/2041	20,500	20,500,000
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,113,937
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, RB	4.00%	01/01/2023	675	686,184
Series 2013 A, RB	5.00%	01/01/2033	1,090	1,127,228
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,552,081
Houston (City of), TX (United Airlines, Inc.);
Series 2020, Ref. RB(a)	5.00%	07/15/2027	3,350	3,927,818
Series 2021 A, RB(a)	4.00%	07/01/2041	3,500	3,747,592
Series 2021, RB(a)	4.00%	07/15/2041	5,000	5,337,687
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(a)	4.75%	07/01/2024	2,965	3,143,186
Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	585,841
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	4.00%	02/15/2022	90	90,696
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority;
Series 2019 A, RB	5.00%	05/15/2031	$ 400	$ 507,638
Series 2019, Ref. RB	5.00%	05/15/2030	1,200	1,523,944
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2014, Ref. RB (Acquired 08/27/2014; Cost $217,124)(i)(k)	5.00%	02/15/2024	215	167,700
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(f)	4.63%	10/01/2031	5,000	5,259,460
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, RB	6.25%	01/01/2033	1,600	1,665,805
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,329,610
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,435,549
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,592,203
Series 2014, RB	5.50%	01/01/2035	1,400	1,473,105
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,620	2,671,600
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,853,477
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(c)(d)	5.00%	04/01/2026	670	793,251
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(c)	5.00%	04/01/2023	785	831,144
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(f)	10.00%	12/01/2025	1,000	1,095,598
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,184,841
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,307,768
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	2,155,128
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	350	371,014
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(c)(d)	5.00%	04/01/2024	620	681,482
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(f)	4.63%	08/15/2025	635	680,600
North Texas Tollway Authority;
Series 2008 I, Ref. RB(c)(d)	6.20%	01/01/2025	4,500	5,294,832
Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	849,705
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,269,087
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(f)	2.13%	01/01/2028	575	576,371
Series 2021, RB(a)(f)	2.25%	01/01/2029	800	801,727
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	2,159,586
SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2025	2,000	2,331,448
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	2,000	2,013,110
Series 2020, Ref. RB	4.00%	11/15/2027	3,100	3,145,240
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2038	5,000	5,468,489
Texas (State of) Transportation Commission;
Series 2019, RB(j)	0.00%	08/01/2034	1,400	954,239
Series 2019, RB(j)	0.00%	08/01/2035	2,050	1,323,954
Series 2019, RB(j)	0.00%	08/01/2036	1,500	919,657
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,599,043
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,580	5,283,892
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2030	2,000	2,551,730
Texas Private Activity Bond Surface Transportation Corp. (North Tarrant Express); Series 2019 A, Ref. RB	5.00%	12/31/2030	3,000	3,815,485
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	5.00%	12/31/2032	1,000	1,264,930
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	$ 665	$ 766,819
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,005	1,158,877
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	920	1,061,455
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	500	576,878
				171,597,193
Utah–0.99%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(f)	3.50%	03/01/2036	2,000	2,030,879
Mida Mountain Village Public Infrastructure District;
Series 2021, RB(f)	4.00%	08/01/2025	1,205	1,289,690
Series 2021, RB(f)	4.00%	08/01/2027	1,000	1,090,586
Series 2021, RB(f)	4.00%	08/01/2030	1,000	1,097,849
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	510,678
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	1,013,602
Series 2021 A-2, RB	4.00%	06/01/2036	1,000	1,016,965
Series 2021 A-2, RB	4.00%	06/01/2041	4,250	4,275,714
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 D, VRD RB(g)	0.01%	05/15/2036	6,200	6,200,000
Salt Lake (City of), UT;
Series 2017 A, RB(a)	5.00%	07/01/2034	3,500	4,204,746
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,229,299
				23,960,008
Vermont–0.23%
Burlington (City of), VT;
Series 2012 A, GO Bonds(c)(d)	5.00%	11/01/2022	250	261,019
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,113,503
University of Vermont & State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,714,449
Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,962,616
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College); Series 2012 A, RB	5.00%	11/01/2028	500	520,209
				5,571,796
Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	1,435	1,438,734
Virginia–0.43%
Dulles Town Center Community Development Authority (Dulles Town Center);
Seires 2012, Ref. RB	5.00%	03/01/2022	1,100	1,106,809
Series 2012, Ref. RB	4.25%	03/01/2026	700	702,353
Fairfax (County of), VA Economic Development Authority (Vinson Hall LLC); Series 2013 A, RB(c)	4.00%	12/01/2022	180	183,205
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,181,203
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2017, RB(a)	5.00%	01/01/2040	4,000	4,014,956
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(a)	5.00%	01/01/2027	2,500	2,564,681
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	175,173
Series 2018, Ref. RB	5.00%	09/01/2030	455	528,197
				10,456,577
Washington–3.44%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2021 S-1, Ref. RB	4.00%	11/01/2046	10,000	12,063,277
Energy Northwest (Columbia Generating Station);
Series 2019 A, Ref. RB	5.00%	07/01/2038	2,360	2,985,107
Series 2021, Ref. RB	4.00%	07/01/2042	20,000	24,126,846
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Kalispel Tribe of Indians;
Series 2018 A, RB(f)	5.00%	01/01/2032	$ 70	$ 83,141
Series 2018 B, RB(f)	5.00%	01/01/2032	100	118,772
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	20	20,027
Seattle (Port of), WA;
Series 2016 B, Ref. RB(a)	5.00%	10/01/2028	3,730	4,382,979
Series 2019, RB(a)	5.00%	04/01/2032	2,000	2,506,968
Seattle (Port of), WA (SEATAC Fuel Facilities LLC); Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,658,157
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	2,250	2,944,101
Washington (State of) Convention Center Public Facilities District; Series 2021 B, RB	5.00%	07/01/2031	2,365	3,021,468
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RB	4.00%	07/01/2031	1,250	1,451,800
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(d)(e)	1.45%	01/01/2025	3,350	3,367,753
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	566,548
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB(c)(d)	5.00%	05/15/2024	500	555,311
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,772,778
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,597,040
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,057	7,027,082
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2031	1,350	1,420,421
Series 2016 A, Ref. RB(f)	5.00%	07/01/2036	1,450	1,517,193
Washington (State of) Housing Finance Commission (Eliseo); Series 2021 B-2, Ref. RB(f)	2.13%	07/01/2027	2,750	2,751,003
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(f)	6.00%	07/01/2025	420	462,913
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(f)	5.00%	07/01/2038	830	893,838
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(f)	5.00%	01/01/2034	745	851,737
Series 2019 A, RB(f)	5.00%	01/01/2039	1,400	1,586,078
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,337,562
				83,069,900
West Virginia–0.27%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(f)	5.50%	06/01/2037	2,000	2,290,907
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(f)	6.75%	02/01/2026	2,000	2,024,220
Series 2018, RB(a)(f)	8.75%	02/01/2036	640	682,699
West Virginia University; Series 2019, RB	5.00%	10/01/2032	1,155	1,480,179
				6,478,005
Wisconsin–1.75%
Public Finance Authority (Beyond Boone LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	976,348
Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,485,933
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	451,656
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	1,915,050
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(f)	4.38%	06/15/2029	1,930	2,077,387
Public Finance Authority (Southminster); Series 2018, RB(f)	5.00%	10/01/2043	500	550,643
Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	1,169,818
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,273,553
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,733,848
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,901,219
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	2,000,481
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	1,000	1,000,174
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2012 B, RB	5.00%	02/15/2028	500	504,714
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	$ 2,450	$ 2,507,449
Series 2012, RB	5.00%	06/01/2026	1,000	1,023,296
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(f)	3.75%	06/01/2030	350	366,880
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	698,196
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(f)	5.00%	06/01/2025	1,000	1,094,814
Series 2016 A, RB(f)	4.63%	06/01/2036	125	135,844
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(f)	6.13%	02/01/2039	500	554,507
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.25%	01/01/2038	3,250	2,612,578
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,776,739
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	150	151,983
Series 2015, Ref. RB	5.00%	04/01/2025	830	890,589
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (Acquired 10/20/2016; Cost $2,885,115)(f)(i)	4.13%	12/01/2024	2,900	3,034,750
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	5,443,057
				42,331,506
Wyoming–0.08%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)(d)	5.00%	01/01/2027	1,500	1,821,139
TOTAL INVESTMENTS IN SECURITIES(o)–103.16% (Cost $2,351,716,745)					2,489,979,815
FLOATING RATE NOTE OBLIGATIONS–(1.69)%
Notes with interest and fee rates ranging from 0.60% to 0.66% at 11/30/2021 and contractual maturities of collateral ranging from 09/01/2022 to 06/01/2032(p)					(40,775,000)
OTHER ASSETS LESS LIABILITIES–(1.47)%					(35,438,519)
NET ASSETS–100.00%					$2,413,766,296
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $168,931,484, which represented 7.00% of the Fund’s Net Assets.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Restricted security. The aggregate value of these securities at November 30, 2021 was $9,893,879, which represented less than 1% of the Fund’s Net Assets.
(j)	Zero coupon bond issued at a discount.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $19,998,159, which represented less than 1% of the Fund’s Net Assets.
(l)	Underlying security related to TOB Trusts entered into by the Fund.
(m)	Security subject to crossover refunding.
(n)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $15,800,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Fund’s investments with a value of $67,934,545 are held by TOB Trusts and serve as collateral for the $40,775,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Intermediate Term Municipal Income Fund